UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Arizona - 0.8%

$3,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	$ 3,190,500

1,725	Maricopa County Industrial Development Authority, Education Revenue Bonds, Arizona Charter Schools	7/10 at 102.00	Baa3	1,753,911
	Project I, Series 2000A, 6.750%, 7/01/29

400	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue	5/07 at 105.85	AAA	404,864
	Bonds, Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)

	Arkansas - 1.8%

5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center,	2/10 at 100.00	BBB-	5,489,500
	Series 2000, 7.000%, 2/01/15

3,480	Cabot School District No. 4 of Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	3,494,024
	2003, 5.000%, 2/01/27 - AMBAC Insured

2,865	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	3,128,294
	12/01/20 - FGIC Insured

	California - 5.6%

3,225	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	3,031,339
	Series 2003A, 5.000%, 3/01/33

1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2	1,104,290
	5/01/17

5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	4,891,850
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 - AMBAC Insured

2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	1/05 at 100.00	BBB***	2,565,100
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10

	Department of Water and Power of Los Angeles, California, Electric Plant Revenue Bonds, Second
	Issue of 1993:
490	4.750%, 10/15/20	10/04 at 101.00	AA-***	501,755
5,510	4.750%, 10/15/20	10/04 at 101.00	Aaa	5,642,185

995	Department of Water and Power of Los Angeles, California, Electric Plant Revenue Bonds, Issue	8/04 at 102.00	AA-***	1,019,238
	of 1994, 5.375%, 2/15/34

	Orange County, California, Recovery Certificates of Participation, Series 1996A:
13,100	5.875%, 7/01/19 - MBIA Insured	7/06 at 102.00	AAA	14,169,222
690	6.000%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	742,964

5,000	San Joaquin Hills Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 102.00	AAA	4,702,650
	Series 1997A, 0.000%, 1/15/17 - MBIA Insured

	Colorado - 4.0%

3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,	12/09 at 100.00	AAA	3,279,840
	Series 1999, 5.750%, 12/01/24 - AMBAC Insured

6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,760,397
	5.500%, 12/01/22 - AMBAC Insured

11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%,	11/10 at 100.00	AAA	12,615,398
	11/15/18 (Alternative Minimum Tax) - AMBAC Insured

20,000	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2000A, 0.000%, 9/01/28 -	9/10 at 31.42	AAA	4,743,000
	MBIA Insured

	Georgia - 6.2%

15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	16,932,000
	(Pre-refunded to 1/01/10) - FGIC Insured

14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,749,816
	Project, Series 1999, 5.500%, 11/01/18 - AMBAC Insured

8,000	Georgia, General Obligation Bonds, Series 1995C, 7.250%, 7/01/08	No Opt. Call	AAA	9,307,040

	Illinois - 10.7%

6,500	Chicago, Illinois, Gas Supply Revenue Refunding Bonds, Peoples Gas Light and Coke Company Project,	6/05 at 102.00	Aa2	6,809,725
	Series 1995A, 6.100%, 6/01/25

5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 - MBIA Insured	1/09 at 101.00	AAA	5,242,598

2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 - AMBAC	No Opt. Call	AAA	2,543,248
	Insured

4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 - AMBAC Insured	7/13 at 100.00	AAA	3,966,840

5,210	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	1/05 at 100.00	A-	5,235,998
	River Oaks West Development, Series 1992A, 6.875%, 1/01/20

38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 - MBIA	4/10 at 100.00	AAA	40,794,821
	Insured

1,975	Lake County Community High School District No. 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,701,089
	Series 2002A, 9.000%, 2/01/13 - FGIC Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2002A:
3,250	0.000%, 6/15/25 - MBIA Insured	6/22 at 101.00	AAA	1,713,693
2,270	5.000%, 12/15/28 - MBIA Insured	6/12 at 101.00	AAA	2,265,732
10,000	0.000%, 12/15/38 - MBIA Insured	No Opt. Call	AAA	1,429,400

	Indiana - 1.5%

4,695	Indiana Educational Facilities Authority, Educational Facilities Revenue Bonds, Butler University	2/11 at 100.00	AAA	4,915,383
	Project, Series 2001, 5.500%, 2/01/26 - MBIA Insured

17,449	Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Air Lines Inc.,	11/05 at 102.00	N/R	3,249,955
	Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax)#

2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa2	2,014,580
	Company, Series 1991, 5.750%, 8/01/21

	Iowa - 0.6%

4,215	Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO Project, Series 1997, 6.000%,	No Opt. Call	N/R	4,142,671
	6/01/27 (Alternative Minimum Tax) (Mandatory put 6/01/07)

	Kentucky - 1.6%

	Jefferson County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 - FSA Insured	1/10 at 101.00	AAA	3,286,164
7,490	5.250%, 7/01/20 - FSA Insured	1/10 at 101.00	AAA	7,929,438

	Louisiana - 1.1%

7,415	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue	12/12 at 100.00	AAA	7,400,022
	Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%, 12/01/32 - MBIA
	Insured

	Maryland - 1.6%

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
3,710	5.000%, 11/01/18	11/12 at 101.00	AA	3,942,617
3,890	5.000%, 11/01/19	11/12 at 101.00	AA	4,114,375

2,500	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	2,839,325
	2/01/16

	Massachusetts - 3.3%

5,250	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	5,359,988

10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39 -	8/10 at 101.00	AAA	10,702,100
	FGIC Insured

6,195	University of Massachusetts Building Authority, Commonwealth Guaranteed Facilities Revenue Bonds,	11/10 at 100.00	AAA	6,314,564
	Senior Series 2000A, 5.125%, 11/01/25 - MBIA Insured

	Michigan - 1.5%

6,635	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	7,623,814
	(Pre-refunded to 7/01/11) - FGIC Insured

2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,278,664
	Series 2000, 5.375%, 8/01/17 - AMBAC Insured

	Minnesota - 8.1%

13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,719,086

3,705	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2, 6.050%,	1/11 at 101.00	AA+	3,894,992
	7/01/31 (Alternative Minimum Tax)

30,000	Minnesota Agricultural and Economic Development Board, Health Care System Revenue Bonds, Fairview	11/10 at 101.00	A	32,160,300
	Health Services, Series 2000A, 6.375%, 11/15/29

3,390	Housing and Redevelopment Authority of St. Paul, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	4,171,937
	Civic Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

	Mississippi - 1.1%

5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy	10/04 at 101.00	BBB-	5,918,231
	Resources Inc. Project, Series 1998, 5.875%, 4/01/22

1,795	Mississippi Home Corporation, GNMA Mortgage-Backed Securities, Single Family Mortgage Revenue Bonds,	7/07 at 105.00	Aaa	1,839,372
	Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

	Nevada - 3.7%

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
8,500	0.000%, 1/01/26 - AMBAC Insured	No Opt. Call	AAA	2,557,820
5,315	0.000%, 1/01/27 - AMBAC Insured	No Opt. Call	AAA	1,493,834
21,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	21,468,930

	New Jersey - 4.0%

650	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	626,841
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

21,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B, 5.750%,	6/10 at 100.00	AAA	23,845,290
	6/15/17 (Pre-refunded to 6/15/10)

3,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	2,543,109
	2002, 6.125%, 6/01/42

	New Mexico - 1.9%

5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	Aa3	6,152,046
	Services, Series 2001A, 5.500%, 8/01/21

5,675	University of New Mexico, System Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,666,025

	New York - 23.9%

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,114,300
	5.250%, 12/01/26 - MBIA Insured

11,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	11,002,310
	Series 1999A, 6.400%, 7/15/33

	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	A	1,033,630
10,500	5.750%, 8/01/18	8/12 at 100.00	A	11,429,040

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A	5,470,600

	New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
80	6.125%, 8/01/25 (Pre-refunded to 8/01/07)	8/07 at 101.00	A***	89,522
9,920	6.125%, 8/01/25	8/07 at 101.00	A	10,745,840

	New York City, New York, General Obligation Bonds, Fiscal Series 1996I:
17,735	5.750%, 3/15/18 (Pre-refunded to 3/15/06)	3/06 at 101.50	A***	19,139,612
3,980	5.875%, 3/15/18	3/06 at 101.50	A	4,218,521

17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AA+***	20,339,455
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1997A:
19,290	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	21,295,196
710	5.750%, 2/15/27	2/07 at 102.00	AA-	741,645

4,500	New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds,	1/05 at 101.50	AAA	4,570,335
	Brooklyn Union Gas Company Project, Series 1989C, 5.600%, 6/01/25 (Alternative Minimum
	Tax) - MBIA Insured

3,000	New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue Bonds, Brookdale	2/05 at 102.00	AAA	3,147,870
	Hospital Medical Center, Series 1995A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

4,785	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale	11/05 at 102.00	Aa1	5,102,437
	Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19

7,515	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/21	11/12 at 100.00	Aa2	7,790,575

10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	10,850,500
	LLC, Sixth Series 1997, 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured

5,400	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	5,743,872
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

7,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	7,881,370
	5.500%, 1/01/30 (Pre-refunded to 1/01/22)

8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	7,804,160

	North Carolina - 1.2%

7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,995,825
	1/01/19 - MBIA Insured

	North Dakota - 4.3%

22,905	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A, 5.625%,	6/10 at 101.00	AAA	23,923,127
	6/01/31 - FSA Insured

	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 - MBIA Insured	8/10 at 100.00	AAA	2,480,161
2,450	5.750%, 8/01/19 - MBIA Insured	8/10 at 100.00	AAA	2,734,200

	Ohio - 2.7%

16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	No Opt. Call	A3	18,055,495
	6.300%, 4/01/12

	Oklahoma - 0.0%

300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	276,690
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 2.5%

5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 - MBIA Insured	1/13 at 100.00	AAA	5,269,150

	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18	8/10 at 100.00	Aa1	7,349,520
3,880	5.500%, 8/01/20	8/10 at 100.00	Aa1	4,233,235

	Pennsylvania - 6.4%

5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	1/08 at 102.00	BBB	5,166,300
	Bonds, Series 1997A, 6.200%, 7/01/19

15,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Refunding Bonds, Series 1998B,	No Opt. Call	AAA	16,243,650
	5.250%, 1/01/08 - AMBAC Insured

15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	16,186,727

5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series 2000,	12/10 at 100.00	AAA	5,732,700
	5.875%, 12/15/30 (Pre-refunded to 12/15/10) - MBIA Insured

	Puerto Rico - 2.8%

7,940	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	6,935,749
	2002, 5.375%, 5/15/33

12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%,	No Opt. Call	AA***	12,007,375
	12/01/23

	South Carolina - 6.1%

24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	25,829,743
	5.500%, 12/01/22

21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	5,130,640
	1/01/30 (WI, settling 8/12/04) - AMBAC Insured

1,640	Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal Facilities Revenue Bonds,	1/07 at 102.00	AAA	1,676,359
	Series 1997, 5.300%, 1/01/27 - MBIA Insured

10,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	8,674,700
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 0.9%

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital	7/13 at 100.00	AA	4,987,650
	Facilities Revenue Bonds, East Tennessee Children's Hospital, Series 2003A, 5.000%, 7/01/23 - RAAI
	Insured

1,200	Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board,	1/05 at 101.00	N/R	1,184,088
	Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Series 1998, 5.650%, 7/01/16

	Texas - 26.0%

5,000	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, American Airlines Inc.	12/04 at 100.00	CCC	3,433,900
	Project, Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

	Arlington Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 1995:
3,710	0.000%, 2/15/12	2/05 at 67.33	Aaa	2,473,012
3,710	0.000%, 2/15/13	2/05 at 62.94	Aaa	2,311,961

12,250	Austin, Texas, Hotel Occupancy Tax Subordinate Lien Revenue Refunding Bonds, Series 1999, 5.800%,	11/09 at 100.00	AAA	13,209,052
	11/15/29 - AMBAC Insured

14,200	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	14,649,998
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25	8/09 at 100.00	AAA	5,356,973
8,825	5.625%, 8/15/29	8/09 at 100.00	AAA	9,329,261

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	18,609,858
585	5.400%, 2/15/18	2/10 at 100.00	AAA	634,865
340	5.650%, 2/15/19	2/10 at 100.00	AAA	374,102
9,660	5.650%, 2/15/19 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	10,860,835
6,645	5.700%, 2/15/20 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	7,487,785
235	5.700%, 2/15/20	2/10 at 100.00	AAA	257,612
270	5.700%, 2/15/21	2/10 at 100.00	AAA	295,979
7,750	5.700%, 2/15/21 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	8,732,933

6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC	3,610,260
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

11,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/07 at 100.00	CCC	10,234,485
	Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/07)

21,500	Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	22,434,175
	Insured

15,500	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 2000B, 5.250%,	12/10 at 100.00	AAA	17,196,940
	12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured

1,250	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 2001A, 5.000%,	12/11 at 100.00	AAA	1,291,762
	12/01/20 - FSA Insured

15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,907,250
	1999, 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

4,259	Texas General Services Commission, Participation Interests, Series 1992, 7.500%, 9/01/22	9/04 at 100.50	A	4,329,314

3,970	Wichita Falls, Wichita County, Texas, Water and Sewer System Priority Lien Revenue Bonds, Series	8/11 at 100.00	AAA	4,065,359
	2001, 5.000%, 8/01/21 - AMBAC Insured

	Washington - 17.9%

5,500	Clark County Public Utility District No. 1, Washington, Generating System Revenue Refunding	1/11 at 100.00	AAA	5,734,905
	Bonds, Series 2000, 5.125%, 1/01/20 - FSA Insured

2,755	Cowlitz County, Washington, Special Sewer Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AAA	3,110,340
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 - FGIC Insured

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2001A,	7/11 at 101.00	AAA	10,838,900
	5.500%, 7/01/17 - FSA Insured

2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 - FGIC Insured	1/12 at 100.00	AAA	2,542,500

33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 - MBIA Insured	8/10 at 100.00	AAA	35,280,041

6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 (Alternative Minimum	8/10 at 100.00	AAA	7,292,496
	Tax) - MBIA Insured

	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,124,558
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,433,528

	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A:
6,630	5.750%, 1/01/17 - FSA Insured	1/11 at 101.00	AAA	7,400,141
3,500	5.750%, 1/01/18 - FSA Insured	1/11 at 101.00	AAA	3,906,560

12,600	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	11,851,938
	Series 2002, 6.500%, 6/01/26

9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 - FSA	1/12 at 100.00	AAA	9,238,050
	Insured

7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran University,	11/09 at 101.00	AA	8,282,606
	Series 1999, 5.950%, 11/01/29 - RAAI Insured

3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	3,581,283
	Medical Center, Series 2001, 5.000%, 10/01/21 - AMBAC Insured

	Wisconsin - 0.2%

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program for	3/08 at 101.00	N/R	1,106,276
	the Aging Inc., Series 1998, 5.700%, 3/01/28

	Wyoming - 0.4%

2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas Supply	5/07 at 101.00	A	2,880,220
	Revenue Bonds, Lower Valley Power and Light Inc. Project, Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$1,066,993	Total Long-Term Investments (cost $999,359,691) - 154.4%			1,051,369,681

	Other Assets Less Liabilities - 1.4%			9,737,071

	Preferred Shares, at Liquidation Value - (55.8)%			(380,000,000)

	Net Assets Applicable to Common Shares - 100%			$681,106,752

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest
Such securities are normally considered to be equivalent to AAA rated securities.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $998,920,726.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 74,368,021
	Depreciation	(21,919,066)

	Net unrealized appreciation (depreciation) of investments	$ 52,448,955

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.